Segment and geographic information - Geographic allocation of Net revenue and Income (loss) before income taxes from operations by geographic areas, and Long-lived assets (Detail) - JPY (¥)
¥ in Millions
		3 Months Ended		6 Months Ended
		Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021		Sep. 30, 2020 [2]	Mar. 31, 2021
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, Net revenue	[1]	¥ 318,866	¥ 368,998	¥ 672,141	[2]	¥ 829,745
Consolidated, Income (loss) before income taxes		18,467	83,627	97,000	[2]	265,438
Consolidated, Long-lived assets		488,761		488,761			¥ 493,821
Americas [Member]
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, Net revenue	[1]	84,602	112,903	122,906	[2]	222,091
Consolidated, Income (loss) before income taxes		(17,225)	39,159	(53,824)	[2]	79,157
Consolidated, Long-lived assets		96,974		96,974			98,611
Europe [Member]
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, Net revenue	[1]	33,629	39,510	66,997	[2]	59,681
Consolidated, Income (loss) before income taxes		(8,863)	(8,437)	(14,150)	[2]	6,580
Consolidated, Long-lived assets		52,134		52,134			65,165
Asia and Oceania [Member]
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, Net revenue	[1]	22,715	17,369	43,876	[2]	27,605
Consolidated, Income (loss) before income taxes		7,103	12,720	13,724	[2]	21,915
Consolidated, Long-lived assets		25,685		25,685			26,690
Subtotal [Member]
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, Net revenue	[1]	140,946	169,782	233,779	[2]	309,377
Consolidated, Income (loss) before income taxes		(18,985)	43,442	(54,250)	[2]	107,652
Consolidated, Long-lived assets		174,793		174,793			190,466
Japan [Member]
Net revenue, income (loss) before income taxes and long-lived assets
Consolidated, Net revenue	[1]	177,920	199,216	438,362	[2]	520,368
Consolidated, Income (loss) before income taxes		37,452	¥ 40,185	151,250	[2]	¥ 157,786
Consolidated, Long-lived assets		¥ 313,968		¥ 313,968			¥ 303,355

[1]	There is no revenue derived from transactions with a single major external customer.
[2]	Includes losses arising from the U.S. Prime Brokerage Event